SIGNIFICANT ACCOUNTING POLICIES - Schedule of Vessels and Equipment Estimated Lives (Details)	12 Months Ended
Dec. 31, 2016
Vessels (excluding converted FSRUs)
Property, Plant and Equipment
Estimated useful life (in years)	40 years
Vessel - Converted FSRUs
Property, Plant and Equipment
Estimated useful life (in years)	20 years
Drydocking expenditure | Minimum
Property, Plant and Equipment
Estimated useful life (in years)	2 years
Drydocking expenditure | Maximum
Property, Plant and Equipment
Estimated useful life (in years)	5 years
Mooring equipment
Property, Plant and Equipment
Estimated useful life (in years)	11 years